SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF PROFIT AND LOSS	12 Months Ended
Dec. 31, 2018
Disclosure of supplementary information to the statements of comprehensive loss [Abstract]
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF PROFIT AND LOSS
Note 22: -	Supplementary Information to the Statements of profit and loss

                         a.          Additional information about revenues

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars in thousands
Revenues from major customers each of whom amount to 10% or more, of total revenues
Customer A	$63,788	$60,383	$40,451
Customer B	-	-	10,225
Customer C	11,779	-	-

	$75,567	$60,383	$50,676

                         b.         Revenues based on the location of the customers, are as follows:

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars in thousands

U.S.A	$75,331	$60,405	$40,585
Israel	28,093	26,355	25,340
Europe	3,594	5,348	3,825
Latin America	3,994	5,248	4,221
Asia	3,336	4,979	3,028
Others	121	490	495
	$114,469	$102,825	$77,494

                         c.         Cost of goods sold

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars in thousands

Cost of materials	54,888	41,179	36,154
Salary and related expenses	14,867	13,137	10,596
Depreciation and amortization	2,859	2,504	2,443
Energy	1,426	1,202	959
Subcontractors	3,633	3,995	2,833
Other manufacturing expenses	989	1,572	1,057

	78,662	63,589	54,042
Decrease (increase) in inventories	(5,665)	7,148	2,092
	$72,997	$70,737	$56,134

                         d.          Research and development

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars in thousands

Salary and related expenses	$5,823	$6,413	$5,237
Subcontractors	2,275	3,392	8,318
Materials and allocation of facility costs	1,131	1,101	1,907
Others	518	1,067	783

	$9,747	$11,973	$16,245

                         e.          Selling and marketing

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars in thousands

Salary and related expenses	$1,647	1,470	1,272
Marketing support	121	95	79
Packing, shipping and delivery	477	607	494
Marketing and advertising	424	627	337
Registration and marketing fees	470	1,162	796
Others	491	437	265

	$3,630	$4,398	$3,243

                          f.         General and administrative

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars in thousands

Salary and related expenses	$3,085	$3,138	3,029
Employees welfare	1,151	2,182	1,465
Professional fees and public company expense	2,012	*1,549	*1,416
Depreciation, amortization and impairment	686	649	712
Communication and software services	675	*554	*362
Others	916	*201	*369

	$8,525	$8,273	$7,353

* Reclassified

g.         Financial income/expense

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars in thousands

Financial incomes
Interest income and gains from marketable securities	$820	$500	$469

Financial expenses
Fees and interest paid to financial institutions	$340	$162	$126